Filed pursuant to Rule 497(a) File No. 333-229337 Rule 482 AD

Oxford Square Capital Corp. Investor Presentation Quarter Ended June 30, 2019

Disclaimer This presentation is neither an offer to sell, nor a solicitation of an offer to purchase, any securities of Oxford Square Capital Corp. (“OXSQ” or the “Company”). This presentation and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of the Company. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in the Company’s public filings with the Securities and Exchange Commission. There is no guarantee that any of the estimates, targets or projections illustrated in this presentation will be achieved. Any references herein to any of the Company’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by the Company will be profitable or will equal the performance of these investments. The information contained herein has been derived from financial statements and other documents provided by the portfolio companies and/or the third party manager of such portfolio companies unless otherwise stated. Certain information discussed in this presentation (including information relating to portfolio companies) was derived from third party sources and has not been independently verified and accordingly, OXSQ makes no representation or warranty with respect to this information. Past performance is not indicative of future results. In addition, there can be no assurance that unrealized gains/losses will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of the Company’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of sale, all of which may differ from the assumptions on which the Company’s expected returns are based. In many instances, the Company will not determine the timing or manner of sale of the Company’s portfolio companies. Statements included herein may constitute “forward-looking statements,” which relate to future events or our future performance or financial condition. These statements are not guarantees of future performance, condition or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in our filings with the Securities and Exchange Commission. OXSQ undertakes no duty to update any forward-looking statements made herein, except as may be required by law. 2

Financial Highlights ($ per share) Q2-19 Q1-19 Q4-18 Q3-18 Q2-18 GAAP net investment income $ 0.27 $ 0.18 $ 0.18 $ 0.18 $ 0.15 Distributions declared and paid 0.20 0.20 0.20 0.20 0.20 Net realized (losses) gains (0.00) (0.03) (0.06) 0.00 (0.02) Net unrealized (losses) gains (0.43) 0.12 (0.82) (0.05) 0.01 Net (decrease) increase in net assets resulting from operations (0.16) 0.27 (0.71) 0.13 0.14 Net asset value 6.31 6.67 6.60 7.49 7.56 ($ in millions) Q2-19 Q1-19 Q4-18 Q3-18 Q2-18 Total fair value of investments $ 447.8 $ 448.6 $ 445.0 $ 505.4 $ 452.9 Number of portfolio investments 63 61 62 74 71 Net assets $ 300.8 $ 317.9 $ 314.7 $ 368.3 $ 373.4 Debt outstanding at carrying value $ 158.8 $ 140.0 $ 148.2 $ 150.1 $ 157.5 Debt to equity 0.53x 0.44x 0.47x 0.41x 0.42x Note: Certain figures may not tie to financial statements due to rounding. 3

Summary Portfolio Highlights

Portfolio Activity

($ in millions)	Q2-19	Q1-19	Q4-18	Q3-18	Q2-18
New investments	$ 46.4	$ 4.4	$ 39.2	$ 91.8	$ 88.8
Exits	30.9	4.0	49.4	36.3	43.7
Net investment activity	**$ 15.5**	**$ 0.4**	**$ (10.2)**	**$ 55.5**	**$ 45.1**
Weighted average yield of debt investments at current cost[1]	10.0%	9.8%	9.7%	9.4%	9.7%
Weighted average effective yield of CLO equity investments at current cost	13.1%	14.6%	15.6%	14.8%	14.5%
Weighted average yield of total investments at current cost	**11.3%**	**11.7%**	**12.2%**	**11.7%**	**11.5%**
Weighted average cash distribution yield of debt investments at current cost[2]	9.4%	9.7%	9.3%	8.8%	8.9%
Weighted average cash distribution yield of cash income producing CLO equity investments at current cost	19.9%	18.4%	17.4%	18.6%	18.0%
Weighted average cash yield of cash income producing securities at current cost	**13.5%**	**13.0%**	**12.7%**	**12.2%**	**12.5%**

Total Investments by Asset Type[3,4]

	Q2-19	Q1-19	Q4-18	Q3-18	Q2-18
First-lien secured debt	25%	26%	28%	25%	26%
Second-lien secured debt	36%	36%	36%	33%	37%
CLO equity	36%	34%	33%	38%	32%
CLO debt	<1%	<1%	<1%	1%	1%
Other[5]	3%	4%	3%	4%	4%

Note: Certain figures may not tie to financial statements due to rounding.

1. Includes non-cash amortization of OID.
2. Represents the cash interest received in the respective quarter annualized and divided by the average of the total cost basis (exclusive of OID accretion) of debt investments outstanding at the beginning and end of such respective quarter.
3. As a percentage of total portfolio fair value as of quarter end. Excludes cash and equivalents.
4. Due to rounding, totals may not add up to 100%.
5. "Other" includes common stock and preferred equity.

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CLO Equity Investment Highlights

($ in millions)	Q2-19	Q1-19	Q4-18	Q3-18	Q2-18
Cash income producing CLO equity at original cost[1]	$ 201.5	$ 188.4	$ 201.4	$ 160.9	$ 170.1
Non-cash income producing CLO equity at original cost[2]	23.6	9.9	4.2	55.1	4.5
Total CLO Equity	$ 225.1	$ 198.4	$ 205.6	$ 215.9	$ 174.6

Breakdown of Non-cash Income Producing CLO Equity as of June 30, 2019[2]

($ in millions)	
Inaugural distribution payment by Q3-19	$ 6.0
Inaugural distribution payment by Q4-19	17.6
Inaugural distribution payment by Q1-20	-
Total non-cash income producing CLO equity at original cost	$ 23.6

Note: Certain figures may not tie due to rounding.
1. Includes CLO equity investments which made a distribution payment to OXSQ during the quarter but were fully or partially sold before quarter end. Excludes called deals.
2. Represents the amount of CLO equity investments purchased in either the primary or secondary market which did not make a distribution payment to OXSQ during the quarter. For newly issued CLOs, it can generally take up to three quarters from initial issuance to receive the inaugural distribution payment from a CLO equity investment.

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CLO Portfolio Summary

OXSQ CLO Portfolio Information
As of June 30, 2019

CLO Equity Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Interest Diversion Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Equity Position #1	2014	CLO Equity	July-16	July-18	0.92%	6.53%	5.53%	3.61%	3248	42	3.75
CLO Equity Position #2	2014	CLO Equity	October-16	October-18	1.22%	0.42%	NA	3.34%	2958	60	3.56
CLO Equity Position #3	2012	CLO Equity	January-19	January-19	1.45%	1.35%	0.85%	3.40%	2934	64	3.78
CLO Equity Position #4	2015	CLO Equity	April-17	April-19	0.82%	3.06%	2.06%	3.77%	2828	113	4.66
CLO Equity Position #5	2013	CLO Equity	July-18	July-19	1.30%	1.66%	1.16%	3.96%	2954	59	4.36
CLO Equity Position #6	2014	CLO Equity	April-19	April-20	0.88%	3.67%	2.68%	3.76%	2807	115	4.82
CLO Equity Position #7	2014	CLO Equity	April-19	April-20	0.99%	2.20%	0.97%	4.18%	NA	63	4.31
CLO Equity Position #8	2013	CLO Equity	January-19	January-21	0.89%	4.65%	4.15%	3.45%	2920	82	4.82
CLO Equity Position #9	2015	CLO Equity	January-18	January-21	1.25%	6.01%	4.93%	NA	NA	NA	NA
CLO Equity Position #10	2016	CLO Equity	October-19	February-21	1.09%	4.02%	3.02%	3.34%	2880	81	4.81
CLO Equity Position #11	2013	CLO Equity	June-19	June-21	1.23%	4.23%	3.23%	3.37%	2815	NA	4.76
CLO Equity Position #12	2017	CLO Equity	July-19	July-21	1.38%	4.70%	3.70%	4.14%	2918	95	4.99
CLO Equity Position #13	2016	CLO Equity	July-19	July-21	1.55%	5.85%	4.85%	3.60%	2651	76	4.60
CLO Equity Position #14	2013	CLO Equity	August-19	August-21	1.25%	1.70%	0.70%	3.81%	2763	110	4.70
CLO Equity Position #15	2013	CLO Equity	October-19	October-21	1.53%	2.80%	1.30%	4.59%	3701	58	4.03
CLO Equity Position #16	2013	CLO Equity	January-20	January-22	1.24%	2.98%	1.88%	4.04%	2860	62	4.35
CLO Equity Position #17	2017	CLO Equity	July-19	July-22	1.28%	5.44%	4.44%	3.77%	2756	71	5.09
CLO Equity Position #18	2013	CLO Equity	November-19	November-22	1.20%	3.47%	2.41%	3.39%	2729	92	4.65
CLO Equity Position #19	2015	CLO Equity	January-20	January-23	0.99%	2.90%	1.93%	3.37%	2804	80	4.85
CLO Equity Position #20	2019	CLO Equity	May-21	April-23	1.51%	4.64%	3.64%	NA	NA	NA	NA
CLO Equity Position #21	2012	CLO Equity	April-20	April-23	1.01%	3.98%	2.91%	3.36%	2717	94	4.44
CLO Equity Position #22	2018	CLO Equity	July-20	July-23	1.09%	5.08%	4.00%	3.21%	2916	79	4.91
CLO Equity Position #23	2018	CLO Equity	July-20	July-23	1.12%	4.07%	3.57%	NA	NA	NA	NA
CLO Equity Position #24	2018	CLO Equity	July-20	July-23	1.10%	4.60%	3.60%	3.61%	2791	74	5.26
CLO Equity Position #25	2014	CLO Equity	October-20	October-23	1.15%	3.33%	2.83%	3.40%	2842	NA	4.60
CLO Equity Position #26	2014	CLO Equity	October-20	October-23	1.20%	4.57%	4.07%	3.54%	2931	84	4.48
Subtotal (Fair Value)	*$158,486,827[4]*			*December-21[2]*	*1.25%[2]*	*4.32%[2]*	*3.35%[2]*	*3.74%[2]*	*2868[2,3]*	*75[2]*	*4.69[2]*

CLO Debt Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Reinvestment Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Debt Position #1	2018	CLO Debt	July-23	July-23	1.09%	5.08%	4.00%	3.21%	2916	79	4.91
Subtotal (Fair Value)	*$865,400*										
Total (Fair Value)	**$159,352,227[4]**			**December-21[2]**							

1. Year in which the deal was initially issued prior to any related refinancings and/or resets.
2. Shown on a weighted average basis (based on Fair Value).
3. Weighted Average Rating Factor (WARF) Score of 2868 and 2916, for OXSQ's CLO equity and debt tranche positions, respectively, are equivalent to a Moody's corporate debt rating of between B2 and B3 (B2 = 2720, B3 = 3490).
4. Excludes called deals and CLO equity side letter related investments.

* Source: As reported by Intex.

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Investment Portfolio $447.8 million portfolio composed of 63 portfolio investments1 Average investment by fair value represents 1.6% of total portfolio Top 10 portfolio investments by fair value represent 38.8% of total portfolio2 Total Investments by Asset Type1 Corporate Loan Portfolio by Industry1,4 CLO Other3 2.0% 1.8% 1.9% Debt 3.1% 3.7% Business Services 0.2% 4.5% Software First- Healthcare 25.7% Lien 4.7% CLO Financial Equity 24.6% Intermediaries 6.0% Telecommunication 35.8% Services Logistics 7.7% Utilities Second- Lien Diversified Insurance 36.3% Aerospace and Defense 21.9% Education 20.2% Printing and Publishing 60.9% of OXSQ’s investments are in senior secured debt1 1. At fair value as of 6/30/19. Due to rounding, totals may not add up to 100%. Excludes cash and equivalents. 2. Does not combine different investments in the same company or CLO vehicle. 3. “Other” includes common stock and preferred equity. 4. Excludes CLO equity and CLO debt investments. 7

QualityPortfolio OXSQ’sdebtportfoliohasaweighted-averageinternalcreditgradeof2.21 Closer monitoring is required. Full repayment of the outstanding amount of OXSQ’s cost basis and interest is expected for the specific tranche. A loss of interest income has occurred or is expected to occur and in most cases, the investment is placed on non-accrual status. Full repayment of the outstanding amount of OXSQ’s cost basis is expected for the specific tranche. Company is ahead of expectations and/or outperforming financial covenant requirements of the specific tranche and this trend is expected to continue. Grade 1 Grade 2 Grade 3 Grade 4 Grade 5 Portfolio Grading 1.At fair value as of 6/30/19. Full repayment of the outstanding amount of OXSQ’s cost basis and interest is expected for the specific tranche. Full repayment of the outstanding amount of OXSQ’s cost basis is not expected for the specific tranche and the investment is placed on non-accrual status.Grade 2 83.1% Grade 3 16.9%8

Outstanding Debt ($ in thousands) Principal Amount1 Carrying Value1 Cost of Debt Maturity Unsecured Notes due 2024 $ 64,370 $ 62,826 6.50% Mar-24 Credit Facility $ 52,870 $ 52,812 L + 2.25%2 Jun-20 Unsecured Notes due 2026 $ 44,791 $ 43,201 6.25% Apr-26 Total Debt $ 162,031 $ 158,839 Total Equity $ 300,829 Debt to Equity 0.53x Note: Certain figures may not tie to financial statements due to rounding. 1. As of 6/30/19. 2. Pricing under the Facility is based on 3-month LIBOR. 9

Quarterly Balance Sheet As of ($ in millions) 6/30/2019 3/31/2019 12/31/2018 9/30/2018 6/30/2018 Assets Total investments at fair value $ 447.8 $ 448.6 $ 445.0 $ 505.4 $ 452.9 Cash and cash equivalents 10.3 10.1 13.9 8.6 124.2 Restricted cash 2.3 2.4 3.2 3.5 1.9 Securities sold not settled - - - - -Other assets 4.9 5.0 5.1 5.2 4.5 Total Assets $ 465.3 $ 466.1 $ 467.1 $ 522.7 $ 583.5 Liabilities and Net Assets Debt $ 158.8 $ 140.0 $ 148.2 $ 150.1 $ 157.5 Securities purchased not settled - 4.4 - - 49.4 Investment advisory and incentive fee payable 4.2 2.8 3.2 3.4 2.6 Interest payable 1.0 0.3 0.5 0.4 0.1 Other liabilities 0.4 0.6 0.5 0.6 0.5 Total Liabilities 164.5 148.2 152.4 154.5 210.1 Total Net Assets 300.8 317.9 314.7 368.3 373.4 Total Liabilities and Net Assets $ 465.3 $ 466.1 $ 467.1 $ 522.7 $ 583.5 Net Asset Value per Share $ 6.31 $ 6.67 $ 6.60 $ 7.49 $ 7.56 Debt to Equity 0.53x 0.44x 0.47x 0.41x 0.42x Note: Certain numbers may not foot or tie to financial statements due to rounding. 10

Quarterly Income Statement For the three months ended ($ in millions, except per share) 6/30/2019 3/31/2019 12/31/2018 9/30/2018 6/30/2018 Investment Income Interest income $ 7.4 $ 7.2 $ 7.0 $ 6.5 $ 5.9 Dividend income - PIK 6.3 - - - -Income from Securitization Vehicles 6.6 6.8 7.7 7.2 6.1 Fee and other income 0.5 0.2 0.4 1.5 0.5 Total Investment Income 20.9 14.2 15.2 15.2 12.5 Expenses Interest and other debt financing expenses 2.8 2.1 2.5 2.3 1.3 Investment advisory fees 1.9 1.6 2.1 1.8 1.7 Net investment income incentive fees 2.4 1.2 1.2 1.6 0.8 Other operating expenses 1.1 0.9 0.9 0.9 1.0 Total Expenses 8.1 5.9 6.7 6.6 4.8 Net Investment Income 12.8 8.4 8.5 8.6 7.7 Net Gain (Loss) on Investments Net change in unrealized (depreciation) appreciation on investments (20.3) 5.7 (39.8) (2.3) 0.3 Net realized (loss) gain on investments (0.0) (1.3) (2.8) 0.2 (1.0) Net (loss) gain on investments (20.3) 4.4 (42.6) (2.1) (0.8) Net (decrease) increase in Net Assets resulting from operations $ (7.5) $ 12.7 $ (34.1) $ 6.5 $ 6.9 Per Share GAAP net investment income $ 0.27 $ 0.18 $ 0.18 $ 0.18 $ 0.15 Distributions declared and paid $ 0.20 $ 0.20 $ 0.20 $ 0.20 $ 0.20 Weighted average common shares outstanding (in millions) 47.7 47.7 48.2 49.2 50.1 Common shares outstanding at end of period (in millions) 47.7 47.7 47.7 49.1 49.4 Note: Certain numbers may not foot or tie to financial statements due to rounding. 11

Corporate Information

Board of Directors

Independent

Steven P. Novak - Chairman

Richard W. Neu

George "Chip" Stelljes III

Non-Independent

Charles M. Royce

Jonathan H. Cohen

Corporate Offices

8 Sound Shore Drive
Suite 255
Greenwich, CT 06830

Corporate Website

www.oxfordsquarecapital.com

Investor Relations

Bruce L. Rubin
Oxford Square Capital Corp.
Tel: (203) 983-5280
ir@oxfordfunds.com

Fiscal Year End

December 31

Independent Audit Firm

PricewaterhouseCoopers LLP

Corporate Counsel

Eversheds Sutherland (US) LLP

Transfer Agent

Computershare Trust Company, N.A
Tel: 1-877-498-8861 / www.computershare.com

Securities Listing

Common Stock:
"OXSQ" - NasdaqGS
Notes:
"OXSQL" - NasdaqGS
"OXSQZ" - NasdaqGS

Executive Corporate Officers

Jonathan H. Cohen	Board Member and Chief Executive Officer
Saul B. Rosenthal	President and Chief Operating Officer
Bruce L. Rubin	Chief Financial Officer
Jerry Cummins	Chief Compliance Officer

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